Business Combination - Additional Information (Details) - USD ($)			6 Months Ended		12 Months Ended
	Feb. 19, 2025	Mar. 13, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Net loss			$ (19,758,486)	$ 1,870,881
Common shares issued			58,163,341			100
LBSM
Business Combination [Line Items]
Date of agreement		Mar. 13, 2024
Percentage of shares acquired		100.00%
Total consideration		$ 785,156
Outstanding purchase consideration			$ 166,256			$ 262,205
Acquisition installment paid			100,000	37,500
Finance cost			4,051	3,492
Business combination, revenues			311,088	114,372
Business combination, net income (loss)			$ 80,754	$ 117,139
MGO
Business Combination [Line Items]
Total consideration	$ 14,258,460
Business combination, revenues					$ 45,000,000
Business combination, net income (loss)					30,000,000
Business combination, net income exceeds					$ 25,000,000
Additional common shares issued	2,606,338
Common shares issued	141,346
Fair value of earn out share liability	$ 3,917,767
Purchase price consideration including financial advisor amount	$ 103,429